Stock-Based Compensation (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Stock-Based Compensation (Textual)
Stock-based compensation expense			$ 874,969	$ 836,108	$ 1,263,633	$ 1,129,960
Number of shares authorized under Option	7,500,000		7,500,000		7,500,000
Percentage of common stock delivered pursuant to incentive stock options			100.00%		100.00%
Number of stock reserved for issuance	3,246,935		3,246,935		3,400,210
Stock Options [Member]
Stock-Based Compensation (Textual)
Stock options outstanding, intrinsic value	1,100,260	1,487,773	1,100,260	1,487,773	9,100	1,807,362
Stock options exercisable, intrinsic value	509,047	823,785	509,047	823,785	9,100	1,179,516
Stock-based compensation expense	159,208	145,694	265,704	600,613	414,501	814,996
Non Employee Stock Option [Member]
Stock-Based Compensation (Textual)
Stock options outstanding, intrinsic value	24,500	89,810	24,500	89,810	0	152,500
Stock options exercisable, intrinsic value	24,500	89,810	24,500	89,810	0	137,500
Stock-based compensation expense			129,411	67,568	129,411	115,178
Restricted stock recorded as issued on the Company's Consolidated Balance Sheet					1,125,000	925,000
Unvested Stock Options [Member]
Stock-Based Compensation (Textual)
Total unrecognized compensation cost related to non-vested stock options	1,061,360	1,782,664	1,061,360	1,782,664	1,044,158	1,846,201
Weighted average expected recognition period of compensation cost not yet recognized			3 years 7 days	2 years 5 months 23 days	2 years 10 months 6 days	2 years 6 months 29 days
Restricted Stock [Member]
Stock-Based Compensation (Textual)
Stock-based compensation expense	270,692	80,621	609,265	235,495	849,132	314,964
Restricted stock recorded as issued on the Company's Consolidated Balance Sheet	10,805,000		10,805,000		10,855,000	5,175,000
Unvested Restricted Stock Award [Member]
Stock-Based Compensation (Textual)
Total unrecognized compensation cost related to non-vested stock options	5,534,038	2,884,673	5,534,038	2,884,673	4,930,101	3,169,203
Weighted average expected recognition period of compensation cost not yet recognized			5 years 10 months 13 days	9 years 2 months 9 days	8 years 4 months 2 days	9 years
Unvested Non-employee Stock Options [Member]
Stock-Based Compensation (Textual)
Total unrecognized compensation cost related to non-vested stock options						419,206
Weighted average expected recognition period of compensation cost not yet recognized						1 year 6 months 26 days
Non-employee unvested restricted stock awards [Member]
Stock-Based Compensation (Textual)
Stock-based compensation expense					54,721
Total unrecognized compensation cost related to non-vested stock options					$ 402,724
Weighted average expected recognition period of compensation cost not yet recognized					8 years 18 days